UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1917 Market Street
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: April 30, 2013


American Growth Fund, Inc.
1917 Market Street
Denver, CO 80202
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

---------------------------------------------------------------------------

ITEM 1 - Schedule of Investments

American Growth Fund Series 2
April 30, 2013
(unaudited)

                                             			Market
Common Stocks 100.22%				Shares          Value

Diversified Machniery 9.03%

3M Com	                                         1,000 	       104,710
Cummins Inc.	                                 1,000 	       106,390
		                                ----------------------
                                                               211,100

Biotechnology 6.50%

Gilead Sciences Inc. *	                         3,000 	       151,920
		                                ----------------------
                                                               151,920

Chemical (specialty) 5.75%

New Market Corp.	                           500 	       134,350
		                                ----------------------
                                                               134,350

Application Software 5.67%

Microsoft Corp.	                                 4,000 	       132,400
		                                ----------------------
                                                               132,400

Houshold Product 5.47%

Church & Dwight Co. Inc.	                 2,000 	       127,780
		                                ----------------------
                                                               127,780

Internet Information 5.29%

Google Inc *	                                   150 	       123,686
		                                ----------------------
                                                               123,686

Drug 5.29%

Novo Nordisk *	                                   700 	       123,641
		                                ----------------------
		                                               123,641

Auto 5.28%

Ford Motor 	                                 9,000 	       123,390
		                                ----------------------
                                                               123,390

Phamacy Services 5.08%

Express Scripts Inc. *	                         2,000 	       118,740
		                                ----------------------
                                                               118,740

Agricultural Chemicals 5.01%

Mosaic Co	                                 1,900 	       117,021
		                                ----------------------
                                                               117,021

Jewelry Stores 4.73%

Tiffany & Co.	                                 1,500 	       110,520
		                                ----------------------
                                                               110,520

Credit Services 4.72%

Credit Acceptance Corp. *	                 1,100 	       110,363
		                                ----------------------
                                                               110,363

Intergrated Petroleum 4.70%

Chevron Corp	                                   900 	       109,809
		                                ----------------------
                                                               109,809

Chemical (Basic) 4.33%

Potash Corp.	                                 2,400 	       101,040
		                                ----------------------
                                                               101,040

Farm & Construction Machinery 4.20%

Deere & Co.	                                 1,100 	        98,230
		                                ----------------------
                                                                98,230

Beverage 4.18%

Diageo Plc ADR	                                   800 	        97,760
		                                ----------------------
                                                                97,760

Restaurant 4.08%

YUM! Brands Inc.	                         1,400 	        95,368
		                                ----------------------
                                                                95,368

Telecom Equipment 3.96%

Qualcomm Inc.	                                 1,500 	        92,430
		                                ----------------------
                                                                92,430

Personal Computer 3.79%

Apple Inc Com 	                                   200 	        88,550
		                                ----------------------
                                                                88,550

Petroleum ( Producing) 3.16%

Apache Corp.	                                 1,000 	        73,880
		                                ----------------------
		                                                73,880

Total Value Common Stocks (cost 1,967,951)      100.22%	     2,341,978


Cash and Recevable, less liabilities	         -0.22%	        (5,129)
		                                ----------------------

Total Net Assets	                        100.00%	     2,336,849
		                                ======================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities         445,274
Gross Unrealized depreciation on investment securities	       (71,247)
                                                          ------------
Net  Unrealized depreciation on investment securities	       374,027
Cost of investment securities for federal income tax
purposes                                                     1,967,951

--------------------------------------------------------------------------

ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

---------------------------------------------------------------------------

ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

---------------------------------------------------------------------------

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Timothy E. Taggart
	Executive Vice President
	June 12, 2013

	By /s/ Michael L. Gaughan
	Corporate Secretary
	June 12, 2013